Related party transactions and balances - Schedule of Balance with Related Parties (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)
Current:
Amounts due from related parties	¥ 14,969	$ 2,349	¥ 23,913
Current:
Amounts due to related parties	4,679	734	21,034
Ctrip [Member]
Current:
Amounts due from related parties	13,044	2,047	13,977
Current:
Amounts due to related parties	3,860	605	18,240
JD [Member]
Current:
Amounts due from related parties	0		1,644
Current:
Amounts due to related parties	0		112
HNA Tourism [Member]
Current:
Amounts due to related parties	0		746
Fullshare [Member]
Current:
Amounts due from related parties	1,925	302	8,292
Current:
Amounts due to related parties	¥ 819	$ 129	¥ 1,936